Eaton Vance
Short Duration High Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Commercial Mortgage-Backed Securities — 0.9%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	$795	$ 608,431
Total Commercial Mortgage-Backed Securities (identified cost $760,243)		$ 608,431

Common Stocks — 0.0%(3)
Security	Shares	Value
Technology — 0.0%(3)
Riverbed Technology, Inc.(4)(5)	423	$ 213
Total Common Stocks (identified cost $6,786)		$ 213

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Leisure — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26	$298	$ 230,958
Total Convertible Bonds (identified cost $264,966)		$ 230,958

Convertible Preferred Stocks — 0.2%
Security	Shares	Value
Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	3,572	$ 179,886
		$ 179,886
Technology — 0.0%(3)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)	590	$ 298
		$ 298
Total Convertible Preferred Stocks (identified cost $200,332)		$ 180,184

Corporate Bonds — 87.6%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.0%
Bombardier, Inc., 7.50%, 3/15/25(1)	500	$ 501,230
Rolls-Royce PLC, 3.625%, 10/14/25(1)	500	466,250
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	300	301,386
TransDigm, Inc., 6.25%, 3/15/26(1)	810	810,630
		$ 2,079,496
Air Transportation — 3.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	1,200	$ 1,177,752
Delta Air Lines, Inc., 2.90%, 10/28/24	275	262,592
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(1)	500	513,147
VistaJet Malta Finance PLC/XO Management Holding, Inc., 7.875%, 5/1/27(1)	500	485,628
		$ 2,439,119
Automotive & Auto Parts — 3.5%
Ford Motor Credit Co., LLC:
3.37%, 11/17/23	200	$ 195,490
3.664%, 9/8/24	663	638,981
5.125%, 6/16/25	850	836,310
5.584%, 3/18/24	800	795,169
		$ 2,465,950
Broadcasting — 2.8%
Banijay Entertainment SASU, 5.375%, 3/1/25(1)	700	$ 676,368
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	330	297,510
Townsquare Media, Inc., 6.875%, 2/1/26(1)	162	151,808
Univision Communications, Inc., 5.125%, 2/15/25(1)	830	809,619
		$ 1,935,305
Cable & Satellite TV — 0.5%
CSC Holdings, LLC, 5.25%, 6/1/24	325	$ 318,500
		$ 318,500
Chemicals — 4.6%
Avient Corp., 5.75%, 5/15/25(1)	500	$ 495,408
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	817	792,550
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	819	807,710

Eaton Vance
Short Duration High Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Valvoline, Inc., 4.25%, 2/15/30(1)	500	$ 492,205
W.R. Grace Holdings, LLC, 5.625%, 10/1/24(1)	630	627,483
		$ 3,215,356
Consumer Products — 0.8%
Spectrum Brands, Inc., 5.75%, 7/15/25	540	$ 536,125
		$ 536,125
Containers — 1.7%
Ball Corp.:
4.00%, 11/15/23	342	$ 337,604
5.25%, 7/1/25	274	272,968
Graphic Packaging International, LLC, 4.125%, 8/15/24	275	270,901
Trivium Packaging Finance B.V., 5.50%, 8/15/26	350	336,427
		$ 1,217,900
Diversified Financial Services — 3.9%
Ally Financial, Inc., 5.75%, 11/20/25	200	$ 198,897
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24	460	449,650
MoneyGram International, Inc., 5.375%, 8/1/26(1)	404	411,293
Navient Corp.:
5.875%, 10/25/24	350	346,519
6.125%, 3/25/24	388	387,505
7.25%, 9/25/23	300	303,504
PRA Group, Inc., 7.375%, 9/1/25(1)	324	321,716
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 2.875%, 10/15/26(1)	325	290,189
		$ 2,709,273
Diversified Media — 1.1%
Clear Channel International B.V., 6.625%, 8/1/25(1)	275	$ 268,023
TripAdvisor, Inc., 7.00%, 7/15/25(1)	500	502,598
		$ 770,621
Energy — 8.6%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	530	$ 528,060
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	350	359,608
CVR Energy, Inc., 5.25%, 2/15/25(1)	300	289,824
EQM Midstream Partners, L.P.:
4.00%, 8/1/24	262	253,771
7.50%, 6/1/27(1)	500	500,604
Matador Resources Co., 5.875%, 9/15/26	250	246,172
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Nabors Industries, Ltd., 9.00%, 2/1/25(1)	152	$ 155,063
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	720	711,860
New Fortress Energy, Inc.:
6.50%, 9/30/26(1)	400	368,608
6.75%, 9/15/25(1)	400	383,276
Permian Resources Operating, LLC, 7.75%, 2/15/26(1)	300	300,285
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	485	459,778
Tervita Corp., 11.00%, 12/1/25(1)	722	783,189
Transocean Proteus, Ltd., 6.25%, 12/1/24(1)	120	121,279
Weatherford International, Ltd., 11.00%, 12/1/24(1)	52	53,634
Western Midstream Operating, L.P., 3.35%, 2/1/25	548	523,967
		$ 6,038,978
Entertainment & Film — 0.9%
Cinemark USA, Inc., 8.75%, 5/1/25(1)	300	$ 305,869
Live Nation Entertainment, Inc., 4.875%, 11/1/24(1)	325	316,018
		$ 621,887
Environmental — 1.0%
GFL Environmental, Inc., 3.75%, 8/1/25(1)	765	$ 727,917
		$ 727,917
Food, Beverage & Tobacco — 2.7%
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	357	$ 350,695
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	298	279,939
Performance Food Group, Inc., 6.875%, 5/1/25(1)	502	506,393
US Foods, Inc., 6.25%, 4/15/25(1)	725	727,229
		$ 1,864,256
Gaming — 5.4%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)	950	$ 947,291
8.125%, 7/1/27(1)	380	386,112
International Game Technology PLC, 6.50%, 2/15/25(1)	626	633,274
MGM Resorts International, 5.75%, 6/15/25	700	691,987
Raptor Acquisition Corp./Raptor Co.-Issuer, LLC, 4.875%, 11/1/26(1)	650	605,192
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23(1)	555	554,168
		$ 3,818,024

Eaton Vance
Short Duration High Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare — 5.2%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(6)		260	$ 222,300
HCA, Inc., 5.875%, 2/15/26		200	203,659
ModivCare, Inc., 5.875%, 11/15/25(1)		658	636,859
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		325	265,056
Perrigo Finance Unlimitd Co., 3.90%, 12/15/24		527	510,265
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		856	751,923
Tenet Healthcare Corp., 4.875%, 1/1/26		258	251,582
Teva Pharmaceutical Finance Netherlands III B.V., 2.80%, 7/21/23		450	444,467
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		416	376,917
			$ 3,663,028
Homebuilders & Real Estate — 5.3%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		188	$ 165,321
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		921	906,840
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)		342	334,662
Meritage Homes Corp., 6.00%, 6/1/25		300	301,923
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)		403	405,817
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)		684	650,441
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)		199	198,453
VICI Properties, L.P./VICI Note Co., Inc., 3.50%, 2/15/25(1)		619	589,771
Vivion Investments S.a.r.l., 3.00%, 8/8/24(7)	EUR	200	183,913
			$ 3,737,141
Insurance — 1.6%
AssuredPartners, Inc., 7.00%, 8/15/25(1)		342	$ 336,764
HUB International, Ltd., 7.00%, 5/1/26(1)		387	383,643
USI, Inc., 6.875%, 5/1/25(1)		370	368,646
			$ 1,089,053
Leisure — 5.1%
Merlin Entertainments, Ltd., 5.75%, 6/15/26(1)		400	$ 381,242
NCL Corp., Ltd., 3.625%, 12/15/24(1)		1,152	1,082,961
Royal Caribbean Cruises, Ltd.:
5.50%, 8/31/26(1)		250	224,063
11.625%, 8/15/27(1)		225	239,062
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)		345	355,312
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		200	186,936
Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Vail Resorts, Inc., 6.25%, 5/15/25(1)	450	$ 452,672
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	727	664,668
		$ 3,586,916
Metals & Mining — 1.4%
New Gold, Inc., 7.50%, 7/15/27(1)	1,050	$ 975,913
		$ 975,913
Paper — 1.3%
Clearwater Paper Corp., 5.375%, 2/1/25(1)	187	$ 182,220
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	780	728,949
		$ 911,169
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	250	$ 236,421
		$ 236,421
Restaurant — 2.7%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	1,118	$ 1,137,621
IRB Holding Corp., 7.00%, 6/15/25(1)	753	756,569
		$ 1,894,190
Services — 5.7%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	442	$ 426,086
Aramark Services, Inc., 6.375%, 5/1/25(1)	660	660,974
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	827	817,336
Hertz Corp. (The), 4.625%, 12/1/26(1)	169	150,621
Korn Ferry, 4.625%, 12/15/27(1)	380	357,597
Sabre GLBL, Inc.:
9.25%, 4/15/25(1)	522	536,261
11.25%, 12/15/27(1)	143	151,669
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	899	914,517
		$ 4,015,061
Steel — 2.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	515	$ 513,421
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	376	382,591
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	790	752,661
		$ 1,648,673

Eaton Vance
Short Duration High Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Super Retail — 0.7%
Bath & Body Works, Inc., 9.375%, 7/1/25(1)		309	$ 331,067
William Carter Co. (The), 5.625%, 3/15/27(1)		185	180,198
			$ 511,265
Technology — 4.4%
Clarios Global, L.P., 6.75%, 5/15/25(1)		299	$ 301,159
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)		750	748,055
Gen Digital, Inc.:
5.00%, 4/15/25(1)		322	315,938
6.75%, 9/30/27(1)		500	507,525
Seagate HDD Cayman:
4.75%, 1/1/25		410	401,304
4.875%, 3/1/24		350	346,762
Sensata Technologies B.V., 5.00%, 10/1/25(1)		500	495,115
			$ 3,115,858
Telecommunications — 4.3%
Altice France S.A., 2.50%, 1/15/25(7)	EUR	200	$ 203,428
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		285	272,882
DKT Finance ApS, 9.375%, 6/17/23(1)		250	250,160
Iliad Holding SASU, 6.50%, 10/15/26(1)		210	199,130
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)		600	585,378
Sprint, LLC:
7.125%, 6/15/24		600	613,507
7.625%, 2/15/25		565	587,205
Viasat, Inc., 5.625%, 9/15/25(1)		300	282,405
			$ 2,994,095
Transport Excluding Air & Rail — 0.8%
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		562	$ 572,290
			$ 572,290
Utility — 2.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		507	$ 492,401
Drax Finco PLC, 6.625%, 11/1/25(1)		702	685,376
NextEra Energy Operating Partners, L.P., 4.25%, 7/15/24(1)		616	602,364
			$ 1,780,141
Total Corporate Bonds (identified cost $62,296,364)			$61,489,921

Senior Floating-Rate Loans — 5.6%(8)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 1.4%
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27	$954	$ 997,202
		$ 997,202
Gaming — 0.9%
Spectacle Gary Holdings, LLC, Term Loan, 8.797%, (1 mo. USD LIBOR + 4.25%), 11/19/28	$659	$ 646,719
		$ 646,719
Healthcare — 0.2%
Pluto Acquisition I, Inc., Term Loan, 8.735%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$196	$ 143,118
		$ 143,118
Services — 0.6%
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.48%, (3 mo. USD LIBOR + 8.75%), 6.23% cash, 7.25% PIK, 2/28/25	$365	$ 375,978
		$ 375,978
Steel — 0.7%
TMS International Corp., Term Loan, 7.47%, (USD LIBOR + 2.75%), 8/14/24(9)	$469	$ 466,860
		$ 466,860
Super Retail — 0.6%
Michaels Companies, Inc., Term Loan, , 4/15/28(10)	$55	$ 50,504
PetSmart, Inc., Term Loan, 8.411%, (SOFR + 3.75%), 2/11/28	373	370,783
		$ 421,287
Technology — 1.2%
GoTo Group, Inc., Term Loan, 9.297%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$2	$ 995
Presidio Holdings, Inc., Term Loan, 8.32%, (USD LIBOR + 3.50%), 1/22/27(9)	838	835,653
Riverbed Technology, Inc., Term Loan, 12.54%, (3 mo. USD LIBOR + 8.00%), 10.54% cash, 2.00% PIK, 12/7/26	52	22,917
		$ 859,565
Total Senior Floating-Rate Loans (identified cost $3,924,833)		$ 3,910,729

Eaton Vance
Short Duration High Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(11)	3,527,482	$ 3,527,482
Total Short-Term Investments (identified cost $3,527,482)		$ 3,527,482
Total Investments — 99.6% (identified cost $70,981,006)		$69,947,918
Other Assets, Less Liabilities — 0.4%		$ 268,391
Net Assets — 100.0%		$70,216,309
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $48,269,186 or 68.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2023.
(3)	Amount is less than 0.05%.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Issuer is in default with respect to interest and/or principal payments.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $387,341 or 0.6% of the Fund's net assets.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	The stated interest rate represents the weighted average interest rate at January 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	This Senior Loan will settle after January 31, 2023, at which time the interest rate will be determined.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,528	EUR	5,064	Bank of America, N.A.	4/28/23	$ —	$ (7)
USD	388,791	EUR	356,050	HSBC Bank USA, N.A.	4/28/23	—	(319)
						$—	$(326)

Eaton Vance
Short Duration High Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,527,482, which represents 5.0% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,521,527	$12,249,974	$(13,244,019)	$ —	$ —	$3,527,482	$26,457	3,527,482
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$ —	$ 608,431	$ —	$ 608,431
Common Stocks	—	213	—	213
Convertible Bonds	—	230,958	—	230,958
Convertible Preferred Stocks	179,886	298	—	180,184
Corporate Bonds	—	61,489,921	—	61,489,921
Senior Floating-Rate Loans	—	3,910,729	—	3,910,729
Short-Term Investments	3,527,482	—	—	3,527,482
Total Investments	$3,707,368	$66,240,550	$ —	$69,947,918

Eaton Vance
Short Duration High Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (326)	$ —	$ (326)
Total	$ —	$ (326)	$ —	$ (326)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.